Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
17.	EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the years ended December 31, 2020, 2019 and 2018, respectively:

	For the Years Ended December 31,
	2020	2019	2018
Net Income (Loss) Attributable to Roan Holding Group Co., Ltd.’s shareholders	$(1,692,654)	$23,526,400	$(94,812,783)
Net Loss from continuing operations attributable to Roan Holdings Group Co., Ltd.’s shareholders	$(1,692,654)	$(3,319,618)	$(4,076,418)
Net income (loss) from discontinued operations, net of income tax	$-	$26,846,018	$(90,736,365)

Weighted average number of ordinary share outstanding
Basic and Diluted*	25,287,887	25,287,887	24,380,051

Earnings per share
Net loss per share from continuing operations - Basic and Diluted	$(0.07)	$(0.13)	$(0.17)
Net earnings (loss) per share from discontinued operations - Basic and Diluted	$-	$1.06	$(3.72)

Basic loss per share to the ordinary shareholders are computed by dividing the net loss attributable to the ordinary shareholders by the weighted average number of common shares outstanding during the year. Diluted loss per share is the same as basic loss per share due to the lack of dilutive items in the Company for the years ended December 31, 2020, 2019 and 2018. The number of warrants, Class A preferred shares and Class B preferred shares are excluded from the computation as the anti-dilutive effect.